STOCK BASED COMPENSATION - Assumptions of fair value of stock options (Details)	3 Months Ended	12 Months Ended
	Mar. 30, 2019	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Assumptions utilized to calculate fair value of stock options granted
Expected option term	6 years	6 years		6 years
Expected stock price volatility	27.00%	35.00%	30.00%
Risk-free interest rate	2.50%	2.99%